Litigation	12 Months Ended
Dec. 25, 2012
Text Block [Abstract]
Litigation

(9) Litigation

The Company is involved, from time to time, in litigation arising in the ordinary course of business. The Company believes the outcome of such matters will not have a material adverse effect on its consolidated financial position or results of operations.